Subsequent events, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 20, 2015	Mar. 19, 2015	Feb. 27, 2015	Feb. 24, 2015
Subsequent Event [Line Items]
Restricted stock awards	361,442	0	0
Unrecognized cost for restricted stock awards	$ 1,049	$ 45
Contract price of vessels acquired	60,300	116,000
[SubsequentEventMember] | [Newvessel1Member]
Subsequent Event [Line Items]
Contract price of vessels acquired					21,500
Advances for vessels acquired				4,300
Percentage of advances for vessels acquired				20.00%
[SubsequentEventMember] | [Newvessel2Member]
Subsequent Event [Line Items]
Contract price of vessels acquired					21,500
Advances for vessels acquired				4,300
Percentage of advances for vessels acquired				20.00%
[SubsequentEventMember] | [DividendDeclaredMember]
Subsequent Event [Line Items]
Dividend per share						$ 0.0025
Dividend payment date						Mar. 26, 2015
Record date of shareholders						Mar. 11, 2015
[SubsequentEventMember] | [StockCompensationPlanMember]
Subsequent Event [Line Items]
Restricted stock awards							731,590
Unrecognized cost for restricted stock awards							1,675
Restricted common stock, award vesting period							3 years 0 months 0 days
[SubsequentEventMember] | [AnnualBonusMember]
Subsequent Event [Line Items]
Accrued bonus							$ 285